--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT






                                [GRAPHIC OMITTED]

                             THE LEGACY FUNDS, INC.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                               Legacy Growth Fund

--------------------------------------------------------------------------------



                                 April 30, 2001

--------------------------------------------------------------------------------


[GRAPH OMITTED]

                      2/15/00   4/30/00   7/31/00  10/31/00  01/31/01  4/30/01

Legacy Growth Fund    $10,000   $10,190   $10,460  $10,030    $8,841   $7,560
S&P 500               $10,000   $10,383   $10,257  $10,276    $9,849   $9,036
NASDAQ Composite       10,000     8,733     8,521    7,622     6,272    4,787


                     Average Annual rate of total return (%)
                      for the periods ended April 30, 2001

                                1 Year         Since Inception*
                               --------        -----------------
Legacy Growth Fund             -25.81%             -20.67%
S&P 500                        -12.97%              -8.06%
NASDAQ Composite               -45.18%             -45.72%

*February 15, 2000

--------------------------------------------------------------------------------
The S&P 500 stock index is an unmanaged but commonly used measure of common stock total return performance. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks. This chart assumes an intial gross investment of $10,000 made on 2/15/00 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------



================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2001


--------------------------------------------------------------------------------

                                                                  --------------
                                                                       Legacy
                                                                     Growth Fund
                                                                  --------------
ASSETS:
      Investments, at market value
         (Cost of $5,115,768)                                         $4,660,292
      Receivable from Adviser                                              6,141
      Interest receivable                                                    322
      Dividends receivable                                                   956
      Prepaid assets                                                      12,515
                                                                     -----------
             Total Assets                                              4,680,226
                                                                     -----------

LIABILITIES:
    Distribution fees payable                                              1,779
    Accrued expenses and other liabilities                                32,137
                                                                     -----------
           Total Liabilities                                              33,916
                                                                     -----------

NET ASSETS                                                            $4,646,310
                                                                     ===========

NET ASSETS CONSIST OF:
    Capital stock                                                     $6,039,900
    Accumulated undistributed net investment loss                       (17,773)
    Accumulated undistributed net realized loss on investments         (920,341)
    Net unrealized depreciation on investments                         (455,476)
                                                                     -----------
           Total Net Assets                                           $4,646,310
                                                                     ===========

    Shares Outstanding
        (Unlimited shares authorized with a par value of  $0.001 each)   614,315
                                                                     ===========

    Net Asset Value, Redemption Price and Offering Price Per Share         $7.56
                                                                     ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2001


--------------------------------------------------------------------------------

                                                                  --------------
                                                                        Legacy
                                                                     Growth Fund
                                                                  --------------
INVESTMENT INCOME:
      Dividend income (net of withholding tax of $312)                  $ 13,732
      Interest income                                                      2,937
      Other income                                                         3,374
                                                                     -----------
           Total Investment Income                                        20,043
                                                                     -----------

EXPENSES:
      Investment advisory fees                                            22,244
      Administration fees                                                 15,005
      Fund accounting fees                                                12,127
      Transfer agent fees and expenses                                    10,548
      Distribution fees                                                   11,122
      Insurance fees                                                       4,792
      Custody fees                                                         4,000
      Professional fees                                                    5,213
      Federal and state registration                                       6,292
      Trustees' fees and expenses                                          1,294
      Reports to shareholders                                                181
      Other                                                                  458
                                                                     -----------
           Total expenses before Adviser reimbursement                    93,276
              Less:  Fees waived and expenses reimbursed by Adviser     (55,460)
                                                                     -----------
              Net Expenses                                                37,816
                                                                     -----------
NET INVESTMENT LOSS                                                     (17,773)
                                                                     -----------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments                                 (801,444)
      Change in unrealized depreciation on investments                 (433,513)
                                                                     -----------

           Net Realized And Unrealized Loss On Investments           (1,234,957)
                                                                     -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (1,252,730)
                                                                     ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                    -----------------------------------------------------
                                                                                   Legacy Growth Fund
                                                                    -----------------------------------------------------
                                                                           Six Months Ended        February 15, 2000*
                                                                             April 30,2001               through
                                                                              (unaudited)           October 31, 2000
                                                                    ---------------------------  ------------------------
OPERATIONS:
      Net investment loss                                                     $ (17,773)               $ (18,299)
      Net realized loss on investments                                         (801,444)                (118,897)
      Change in unrealized depreciation on investments                         (433,513)                 (21,963)
                                                                            ----------------       ---------------
           Net decrease in net assets resulting from operations              (1,252,730)                (159,159)
                                                                            ----------------       ---------------



CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                               1,102,686                4,929,541
      Cost of shares redeemed                                                   (20,594)                 (53,434)
           Net increase in net assets resulting from                        ----------------       ---------------
           capital share transactions                                         1,082,092                4,876,107
                                                                            ----------------       ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (170,638)               4,716,948
                                                                            ----------------       ---------------
NET ASSETS:
      Beginning of period                                                     4,816,948                  100,000
                                                                            ---------------        --------------
      End of period                                                         $ 4,646,310              $ 4,816,948
                                                                            ===============        ==============

      Undistributed Net Investment Income (Loss) included in

           Net Assets at End of Period                                        $ (17,773)            $          0
                                                                            ===============        ==============

      * Commencement of Operations



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                    ------------------------------------------------------------
                                                                                         Legacy Growth Fund
                                                                    ------------------------------------------------------------
                                                                                Six Months Ended        February 15, 2000*
                                                                                 April 30, 2001               through
                                                                                   (unaudited)           October 31, 2000
                                                                    -------------------------------- ---------------------------

PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                                         $10.03                   $10.00
                                                                                ---------------           ----------------
      INCOME FROM INVESTMENT OPERATIONS:
           Net investment loss                                                      (0.03)3                  (0.04)3
           Net realized and unrealized gain (loss) on investments                   (2.44)                    0.07
                                                                                ----------------          ----------------
                Total from investment operations                                    (2.47)                    0.03
                                                                                ----------------          ----------------
      NET ASSET VALUE, END OF PERIOD                                                $7.56                   $10.03
                                                                                ================          ================

TOTAL RETURN                                                                      (24.63%)1                  0.30% 1


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                                                $4,646,310               $4,816,948
      Ratio of net expenses to average net assets:
           Before expense reimbursement                                             4.19% 2                  5.70% 2
           After expense reimbursement                                              1.70% 2                  1.70% 2

      Ratio of net investment loss to average net assets:
           Before expense reimbursement                                            (3.29%)2                 (4.90%)2
           After expense reimbursement                                             (0.80%)2                 (0.90%)2
      Portfolio turnover rate                                                         26%                      21%


*    Commencement of Operations.
1    Not annualized.
2    Annualized.
3 Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

                    See Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Legacy Growth Fund
--------------------------------------------------------------------------------


         Shares                                                            Value
--------------------------------------------------------------------------------
                   COMMON STOCKS - 98.4%
--------------------------------------------------------------------------------

                   BANKING & FINANCIAL SERVICES - 23.7%
          2,900    American Express Company                            $ 123,076
          6,500    The Charles Schwab Corporation                        128,700
          2,600    Citigroup Inc.                                        127,790
          1,200    Goldman Sachs Group, Inc.                             109,320
          3,700    MBNA Corporation                                      131,905
          1,800    Merrill Lynch & Co., Inc.                             111,060
          2,000    Morgan Stanley Dean Witter & Co.                      125,580
          3,400    T. Rowe Price Group Inc.                              118,184
          1,200    State Street Corporation                              124,536
                                                                     -----------
                                                                       1,100,151
                                                                     -----------

                   BUSINESS SERVICES - 5.7%
          1,600    Automatic Data Processing, Inc.                        86,800
          1,700    First Data Corporation                                114,648
          1,300    Legg Mason, Inc.                                       62,231
                                                                     -----------
                                                                         263,679
                                                                     -----------

                   CAPITAL GOODS - 5.9%
          3,000    General Electric Company                              145,590
          2,400    Tyco International Ltd.                               128,088
                                                                     -----------
                                                                         273,678
                                                                     -----------

                   COMPUTER HARDWARE - 2.3%
          4,000    Dell Computer Corporation*                            104,960
                                                                     -----------

                   DRUGS - 6.2%
          1,500    Merck & Co., Inc.                                     113,955
         13,000    NeoTherapeutics, Inc.*                                 68,120
          2,400    Pfizer Inc.                                           103,920
                                                                     -----------
                                                                         285,995
                                                                     -----------

                   ELECTRONICS - 7.8%
          4,500    Flextronics International Ltd.*                       121,005
          3,700    Philips Electronics N.V.                              113,960
          5,000    Solectron Corporation*                                127,250
                                                                     -----------
                                                                         362,215
                                                                     -----------
                   FOOD SERVICES- 2.4%
          4,000    SYSCO Corporation                                     112,480
                                                                     -----------

                   HOTELS - 2.4%
          2,500    Marriott International, Inc.                          114,700
                                                                     -----------

                   INSURANCE - 9.3%
          3,200    ACE Limited                                           114,240
          3,500    Annuity and Life Re (Holdings), Ltd.                  104,475
          1,100    Marsh & McLennan Companies, Inc.                      106,084
          1,500    XL Capital Ltd.                                       106,200
                                                                     -----------
                                                                         430,999
                                                                     -----------

                   INTERNET TECHNOLOGY - 0.2%
          6,000    LookSmart, Ltd.*                                       11,400
                                                                     -----------
                   MEDICAL - 7.5%
          2,000    American Home Products Corporation                    115,500
          1,900    Amgen Inc.*                                           116,166
          1,200    Johnson & Johnson                                     115,776
                                                                     -----------
                                                                         347,442
                                                                     -----------

                   MEDICAL INSTRUMENTS - 2.1%
          3,000    Techne Corporation*                                  $ 96,300
                                                                     -----------

                   RETAIL - GENERAL - 6.0%
          2,500    The Home Depot, Inc.                                  117,750
          1,000    Walgreen Co.                                           42,780
          2,300    Wal-Mart Stores, Inc.                                 119,002
                                                                     -----------
                                                                         279,532
                                                                     -----------

                   SOFTWARE - 8.6%
          1,400    Microsoft Corporation*                                 94,850
          1,500    NVIDIA Corporation*                                   124,950
          1,800    Research In Motion Limited*                            61,056
          1,200    Siebel Systems, Inc.*                                  54,696
          4,000    Trimble Navigation Limited*                            65,720
                                                                     -----------
                                                                         401,272
                                                                     -----------

                   TECHNOLOGY - 7.0%
          2,300    Cisco Systems, Inc.*                                   39,054
          1,200    EMC Corporation *                                      47,520
          5,000    Oracle Corporation*                                    80,800
          3,500    Sun Microsystems, Inc.*                                59,920
          3,150    Symbol Technologies, Inc.                              99,225
                                                                     -----------
                                                                         326,519
                                                                     -----------

                   TELECOMMUNICATIONS - 1.0%
          3,000    Nortel Networks Corporation                            45,900
                                                                     -----------

                   WIRELESS - 0.3%
          1,000    Nextel Communications, Inc.*                           16,250
                                                                     -----------

                   TOTAL COMMON STOCKS (Cost of $5,028,948)            4,573,472
                                                                     -----------


                   SHORT-TERM INVESTMENTS - 1.9%
         86,820    Firstar Stellar Treasury Fund                          86,820
                                                                     -----------

                   TOTAL SHORT-TERM INVESTMENTS (Cost of $86,820)         86,820
                                                                     -----------

                   TOTAL INVESTMENTS - 100.3%  (Cost of $5,115,768)    4,660,292
                                                                     -----------

                   Liabilities Net Of Other Assets - (0.3)%             (13,982)
                                                                     -----------
                   TOTAL NET ASSETS - 100.0%                         $ 4,646,310
                                                                     ===========

                   *   Non-income producing security.

                       See Notes to Financial Statements
-----------------------------------------------------------------------------

================================================================================
THE LEGACY FUNDS, INC.
================================================================================

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)                     April 30, 2001

Legacy Growth Fund


1.   ORGANIZATION

     The Legacy Funds, Inc. (the "Trust") was organized as a Delaware Business Trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund (the "Fund") is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

     The costs incurred in connection with the organization have been paid on behalf of the Trust by Ingalls & Snyder, LLC (the "Adviser") and will not be reimbursed by the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     (a)  Investment Valuation
     The Fund's securities are valued at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and asked prices. Other assets and securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments (those with a remaining maturity of 60 days or less) are valued at amortized cost, which approximates market value.

     (b)  Federal Income Taxes
     The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

     (c)  Distributions to Shareholders
     Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund has a capital loss carry forward of $118,897 which will expire in the tax year ending October 31, 2008.

     (d)  Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     (e)  Other
     Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the six months ended April 30, 2001, were as follows:

         Shares outstanding, beginning of period                       480,369

         Shares sold                                                   136,826
         Shares redeemed                                                (2,880)
                                                                      ----------
         Net increase                                                  133,946
                                                                      ----------

         Shares outstanding, end of year                               614,315
                                                                      ==========

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended April 30, 2001, were $2,150,532 and $1,151,090, respectively.

     At April 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

         Appreciation                                                $  381,678
         (Depreciation)                                                (837,154)
                                                                     -----------
         Net unrealized depreciation on investments                  $ (455,476)
                                                                     ===========

     At April 30, 2001, the cost of investments for federal income tax purposes was $5,115,768.


5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

          The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily assets.

          The Adviser has agreed contractually to waive its management fee and/or reimburse the Fund's other expenses, to the extent necessary, to ensure that the Total Annual Fund Operating Expenses on an annualized basis do not exceed 1.70% of the Fund's average daily net assets for the Fund's fiscal year ended October 31, 2001. This contractual fee waiver may not be discontinued or modified by the Adviser during the stated period. For the six months ended April 30, 2001, the Adviser waived fees and reimbursed expenses in the amount of $55,460.

          Firstar   Bank,   N.A.,  a  subsidiary  of  Firstar   Corporation,   a
     publicly-held bank holding company, serves as custodian for the Fund. Firstar Mutual Fund Services, LLC, a wholly-owned subsidiary of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Trust.

     The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the "Distributor") at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Fund's Distributor for services provided and expenses incurred in connection with the sales of shares.

          For the period  ended April 30,  2001,  the Fund paid Ingalls & Snyder
     LLC          $25,957          of           brokerage           commissions.

6.   SUBSEQUENT EVENTS

     Effective May 25, 2001, the Distributor of shares of the Legacy Growth Fund has agreed to waive its distribution (12b-1) fee. This fee waiver may be terminated by the Distributor at any time. The Adviser is obligated under its Investment Advisory Agreement with the Fund to waive its investment advisory fee or reimburse the Fund's expenses to the extent necessary to ensure that Total Annual Fund Operating Expenses on an annualized basis do not exceed 1.70% of the Fund's average net assets for the fiscal year ending October 31, 2001. The waiver of the distribution fee will not affect the overall expense ratio of the Fund for so long as this expense limitation remains applicable because the elimination of the distribution fee will be offset by a reduction in the waiver or reimbursement under the Investment Advisory Agreement.

     Effective May 24 and May 25, 2001, respectively, Steven M. Foote resigned from his positions as a Trustee and as an officer of the Fund and Steven L. Wood resigned from his position as a Trustee of the Fund

     Ingalls & Snyder LLC has agreed to reduce the broker commissions to the Fund retroactively to a rate of $0.06 per share, subject to a $30 minimum per trade. Ingalls & Snyder LLC will refund to the Fund any brokerage commissions previously paid by the Fund to Ingalls & Snyder LLC that exceed these rates. The refund will be in the amount of $47,554 and will be made in June 2001.


                               Investment Adviser
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                                   Distributor
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                         Administrator, Fund Accountant
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                  Legal Counsel
                            Hughes Hubbard & Reed LLP
                             One Battery Park Plaza
                               New York, NY 10004

                         Independent Public Accountants
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    Trustees
                                Theodore F. Ells
                                Robert E. Belknap
                                 Steven M. Foote
                              Barnabas B. B. Breed
                                 Steven L. Wood

          This report must be accompanied or preceded by the Fund's current prospectus.